Assets Pledged as Collateral or for Security - Summary of Assets Pledged as Collateral or for Security (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Assets Pledged As Collateral or For Security [abstract]
Property, plant and equipment	$ 34,208,968	$ 1,090,500	$ 913
Investment properties	17,615,240	561,531	18,932,469
Other financial assets (including current and non-current)	547,984	17,468	514,087
Trade receivables	0	0	391,030
Inventories related to real estate business	0	0	2,717,813
Total	$ 52,372,192	$ 1,669,499	$ 22,556,312